SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS EQUITY
Schedule of capital stock distributed among shareholders and type of shares

	12/31/2023
	ORDINARY		PREFERENTIAL						TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Serie A	%	Serie B	%	Golden Share	%	QUANTITY	%
Federal Government	667,888,884	32.95	—	—	493	—	1	100.00	667,889,378	28.95
BNDES	74,545,264	3.68	—	—	18,262,671	6.52	—	—	92,807,935	4.02
BNDESPAR	71,956,435	3.55	—	—	18,691,102	6.68	—	—	90,647,537	3.93
BlackRock	67,106,823	3.31	—	—	13,192,750	4.71	—	—	80,299,573	3.48
GIC Private	129,798,537	6.40	—	—	7,827,820	2.80	—	—	137,626,357	5.97
American Depositary Receipts - ADR’s	48,196,314	2.38	—	—	5,500,339	1.96	—	—	53,696,653	2.33
Radar Resource Manager	349,732	0.02	—	—	30,260,076	10.81	—	—	30,609,808	1.33
Others	967,169,509	47.71	146,920	100.00	186,206,142	66.52	—	—	1,153,522,571	49.99
	2,027,011,498	100.00	146,920	100.00	279,941,393	100.00	1	100.00	2,307,099,812	100.00

Schedule of profit distribution

Allocation of the Year	12/31/2023	12/31/2022
Balance for the destination of the year	4,549,774	3,635,377
Legal reserve	(227,489)	(181,769)
Mandatory Dividends	(1,080,571)	(863,402)
Additional proposed dividends	(216,114)	—
Subtotal to distribute	3,025,600	2,590,206
Constitution of Statutory Reserves and Profit Retention	(3,025,600)	(2,590,206)
Balance to be distributed for the year	—	—

Schedule of repurchase of treasury shares

	12/31/2023
	CLASS	QUANTITY	AMOUNT
Repurchase of shares	ON	46,770,200	1,692,434
Restricted shares	ON	(438,552)	(13,595)
Shares issued	ON	3,451,692	168,168
Dissident shareholders	PNA	4,361	212
Repurchase of shares	PNB	7,032,800	274,784
Compulsory loan agreement	PNB	(195,000)	(7,747)
			2,114,256